General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses

	2022	2023	2024
	$’000	$’000	$’000
Employee compensation	8,200	6,173	5,994
Professional services	2,570	6,382	1,735
Depreciation and Amortization	609	465	510
Office expense	684	475	437
Others	976	1,794	1,277
Total	13,039	15,289	9,953